Transactions with related parties (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Assets
Loans and advances to banks		R$ 577,906	R$ 585,191
Securities and derivative financial instruments		308,570	35,282
Other assets		198,525	376,015
Liabilities
Customer and financial institution resources		5,712,955	4,119,070
Securities and subordinated debt securities		14,589,013	9,366,453
Other liabilities	[1]	11,897,403	11,648,381
Controllers
Assets
Loans and advances to banks	[2]	0	0
Securities and derivative financial instruments	[2]	20,721	16,015
Other assets	[2]	9	9
Liabilities
Customer and financial institution resources	[2]	2,137,714	2,899,619
Securities and subordinated debt securities	[2]	13,697,802	8,569,271
Other liabilities	[1],[2]	217,765	1,541,011
Associates and Jointly controlled companies
Assets
Loans and advances to banks	[3]	577,906	585,191
Securities and derivative financial instruments	[3]	287,849	19,267
Other assets	[3]	109,766	326,762
Liabilities
Customer and financial institution resources	[3]	3,181,766	1,098,865
Securities and subordinated debt securities	[3]	0	0
Other liabilities	[1],[3]	11,672,903	10,101,886
Key Management Personnel
Assets
Loans and advances to banks	[4]	0	0
Securities and derivative financial instruments	[4]	0	0
Other assets	[4]	88,750	49,244
Liabilities
Customer and financial institution resources	[4]	393,475	120,586
Securities and subordinated debt securities	[4]	891,211	797,182
Other liabilities	[1],[4]	R$ 6,735	R$ 5,484

[1]	Includes interest on equity and dividends payable.
[2]	Cidade de Deus Cia. Coml. de Participacoes, Fundacao Bradesco, NCF Participacoes S.A., BBD Participacoes S.A. and Nova Cidade de Deus Participacoes S.A.;
[3]	Companies listed in Note 26;
[4]	Members of the Board of Directors and the Board of Executive Officers;